Loans and Allowance for Loan Losses - Schedule of Accretable Yield Collected on PCI Loans (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance at beginning of year	$ 926	$ 2,261	$ 83
New loans acquired from Heritage acquisition			2,726
Accretion of income		(1,335)	(808)
Reclassifications from non-accretable difference			260
Balance at end of year		926	2,261
Balance at beginning of year	926	2,261
Accretion of income	(45)	(1,335)
Balance at end of period	$ 881	$ 926	$ 2,261